OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS	9 Months Ended
Sep. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 9 – OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS

Options

On October 19, 2012, the Company’s Board of Directors approved the 2012 Equity Incentive Plan (“the “Plan) and terminated the Long-Term Incentive Plan (the “2011 Plan”). The Plan provides for the issuance of options to purchase up to 15,186,123 (as amended) shares of the Company’s common stock to officers, directors, employees and consultants of the Company (as amended). Under the terms of the Plan the Company may issue Incentive Stock Options as defined by the Internal Revenue Code to employees of the Company only and nonstatutory options. The Board of Directors of the Company or a committee thereof administers the Plan and determines the exercise price, vesting and expiration period of the grants under the Plan.

However, the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder. The fair value of the common stock is determined based on the quoted market price or in absence of such quoted market price, by the administrator in good faith.

Additionally, the vesting period of the grants under the Plan will be determined by the administrator, in its sole discretion, with an expiration period of not more than ten years.

The following table presents information related to stock options at September 30, 2017:

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$1.01-2.00	2,144,642	5.9	1,742,226
2.01-3.00	4,384,779	3.9	4,384,779
3.01-4.00	300,000	7.5	300,000
	6,829,421	4.7	6,427,005

A summary of the stock option activity and related information for the 2012 Plan for the nine months ended September 30, 2017 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2016	8,245,190	$2.24	5.8	$-
Grants	-		0	$-
Exercised	-
Canceled	(1,415,769)	2.17
Outstanding at September 30, 2017	6,829,421	$2.26	4.7	$2,000
Exercisable at September 30, 2017	6,427,005	$2.29	4.6	$1,363

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s stock price of $1.36 as of September 30, 2017, which would have been received by the option holders had those option holders exercised their options as of that date.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from an index of historical stock prices of comparable entities until sufficient data exists to estimate the volatility using the Company’s own historical stock prices. Management determined this assumption to be a more accurate indicator of value. The Company accounts for the expected life of options based on the contractual life of options for non-employees.

For employees, the Company accounts for the expected life of options in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification. The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options.  The fair value of stock-based payment awards during the nine months ended September 30, 2017 and 2016 was estimated using the Black-Scholes pricing model.

The fair value of all options vesting during the three and nine months ended September 30, 2017 of $54,243 and $151,470, respectively and during the three and nine months ended September 30, 2016 of $218,085 and $2,512,886, respectively, was charged to current period operations.  Unrecognized compensation expense of $135,041 and $310,817 at September 30, 2017 and December 31, 2016, respectively, will be expensed in future periods.

Restricted Stock

The following table summarizes the restricted stock activity for the nine month ended September 30, 2017:

Total restricted shares issued as of December 31, 2016	135,000
Granted	-
Vested	(135,000)
Vested restricted shares as of September 30, 2017	-
Unvested restricted shares as of September 30, 2017	-

Stock based compensation expense related to restricted stock grants was $2,380 and $93,262 for the three and nine months ended September 30, 2017; $70,753 and $124,139 for the three and nine months ended September 30, 2016.  As of September 30, 2017, the stock-based compensation relating to restricted stock of $0 remains unamortized.

Warrants

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company at September 30, 2017:

Exercise	Number	Expiration
Price	Outstanding	Date
$0.001	383,320	January 2020
$1.50	7,258,936	February 2018 to September2020
$1.84	35,076	January 2020
$1.95	1,689,026	October 2018 to September 2019
$2.00	100,000	August 2018
$2.02	30,755	January 2020
$2.50	100,000	August 2018
$2.75	228,720	August 2019 to September 2019
$3.67	214,193	December 2018 to January 2019
$3.75	1,340,556	April 2019 to March 2020
	11,380,582

On February 9, 2017, the Company exchanged 38,572 warrants with an exercise price of $2.10 with 45,001 warrants with an exercise price of $1.50, all other terms and conditions the same, to 2016 investors to adjust offered terms in connection with the Company’s equity raise with other investors.

On February 10, 2017, the Company issued an aggregate of 300,628 warrants to purchase the Company’s common stock at $1.50 per share, expiring on February 10, 2020, in connection with the sale of the Company’s common stock.

On March 10, 2017, the Company issued an aggregate of 197,159 warrants to purchase the Company’s common stock at $1.50 per share, expiring on March 10, 2020, in connection with the sale of the Company’s common stock.

On March 15, 2017, the Company issued 630,000 warrants to purchase the Company’s common stock at $1.50 per share, expiring on March 15, 2020, to Mayo Foundation in connection with a know-how licensing agreement (See Note 10). The fair value of the of the issued warrants of $543,927, determined using the Black-Scholes option model with an estimated volatility of 105.22%, risk free rate of 1.599%, dividend yield of -0- and fair value of the Company’s common stock of $1.37, was charged to current period operations as acquired research and development.

On March 31, 2017, the Company issued an aggregate of 157,250 warrants to purchase the Company’s common stock at $1.50 per share, expiring on March 31, 2020, in connection with the sale of the Company’s common stock.

On April 6, 2017, the Company issued an aggregate of 288,300 warrants to purchase the Company’s common stock at $1.50 per share, expiring on April 6, 2020, in connection with the sale of the Company’s common stock.

On May 5, 2017, the Company issued an aggregate of 6,667 warrants to purchase the Company’s common stock at $1.50 per share, expiring on May 5, 2020, in connection with the sale of the Company’s common stock.

On May 17, 2017, the Company issued an aggregate of 186,957 warrants to purchase the Company’s common stock at $1.50 per share, expiring on May 17, 2020, for placement agent services in connection with the sale of the Company’s common stock.

On June 20, 2017, the Company issued 10,000 warrants to purchase the Company’s common stock at $1.50 per share, expiring on June 20, 2020, in connection with the sale of the Company’s common stock.

On June 30, 2017, the Company issued an aggregate of 108,334 warrants to purchase the Company’s common stock at $1.50 per share, expiring on June 30, 2020, in connection with the sale of the Company’s common stock.

On July 13, 2017, the Company issued an aggregate of 133,501 warrants to purchase the Company’s common stock at $1.50 per share, expiring on July 13, 2020, in connection with the sale of the Company’s common stock.

On August 18, 2017, the Company issued an aggregate of 175,500 warrants to purchase the Company’s common stock at $1.50 per share, expiring on August 18, 2020, in connection with the sale of the Company’s common stock.

On September 18, 2017, the Company issued an aggregate of 51,668 warrants to purchase the Company’s common stock at $1.50 per share, expiring on September 18, 2020, in connection with the sale of the Company’s common stock.

Stock based compensation related to warrants issued for services was $0 for the three and nine months ended September 30, 2017 and $641 and $56,930 for the three and nine months ended September 30, 2016, respectively.

A summary of the warrant activity for the nine months ended September 30, 2017 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2016	9,128,189	$1.96	2.1	$494,099
Grants	2,290,965	$1.50	3.0	-
Exercised	-
Canceled	(38,572)	$2.10	2.4	-
Outstanding at September 30, 2017	11,380,582	$1.87	1.8	$563,097

Vested and expected to vest at September 30, 2017	11,380,582	$1.86	1.6	$520,932
Exercisable at September 30, 2017	11,380,582	$1.86	1.6	$520,932

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on warrants with an exercise price less than the Company’s stock price of $1.36 as of September 30, 2017, which would have been received by the warrant holders had those warrant holders exercised their warrants as of that date.